Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Assets

	2019	2018
Current -
Interest receivable	$12,838	$12,534
Other	1,368	1,522

	14,206	14,056
Non-current -
Guarantee deposits	4,121	20,015
Deposits for litigation	10,548	10,672
Other	3,212	3,212

	17,881	33,899

	$32,087	$47,955